Other payables (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about other payables [text block]

	As at December 31
(in EUR 000)	2021	2020
Holiday pay accrual	493	376
Salary	870	382
Accrued expenses	1,485	1,244
Foreign currency option - current	654	—
Other	131	2,121
Total other payables	3,633	4,123

Disclosure of detailed information about hedging instruments [text block]

	As at December 31
(in EUR 000)	2021	2020
call USD (in USD)	34,350	—
put USD (in USD)	(3,000)	—
call EUR (in EUR)	2,500	—
put EUR (in EUR)	(30,000)	—

Disclosure of detailed information about fair value hierarchy hedging instruments [text block]

	As at December 31, 2021
(in EUR 000)	Level I	Level II	Level III	Total
Foreign currency option	—	654	—	654
Total	—	654	—	654

Disclosure of detailed information about changes in hedging instruments [text block]

(in EUR 000)	2021	2020
Opening value at January 1	—	—
New contracts	338	—
Fair value adjustments	316	—
Closing value at December 31	654	—